Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 120	$ 230	$ 288
Other current assets	6	107	43
Total current assets	126	337	331
Non-Current assets:
Fixed assets, net	2	2	2
Total assets	128	339	333
Current liabilities:
Other account payables and accrued expenses	392	34	224
Payable to related party	26	38	3
Total current liabilities	418	72	227
Stockholders’ equity (deficit):
Common stock, Value	187	185	157
Additional paid-in capital	7,631	7,392	5,975
Accumulated deficit	(8,108)	(7,310)	(6,026)
Total stockholders’ equity (deficit)	(290)	(267)	106
Total liabilities and stockholders’ equity (deficit)	128	339	$ 333
Previously Reported [Member]
Stockholders’ equity (deficit):
Total stockholders’ equity (deficit)	$ (290)	$ 267